American National Investment Accounts, Inc.

2450 South Shore Boulevard, Suite 400

League City, TX  77573

Securities and Exchange Commission

450 Fifth Street. N. W.

Washington, D. C.  20549

RE:  AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

File Numbers:	33-36423
811-06155

Dear Sir or Madam:

Pursuant to paragraph (j ) of Rule 497 (the “Rule”) under the Securities Act of 1933, the captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the registrant’s most recent amendment to the registration statement, Post-Effective Amendment No. 23.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

	By:	/s/ Teresa E. Axelson

Teresa Axelson, Vice President, Secretary and Chief
Compliance Officer

April 20, 2009